STOCK-BASED COMPENSATION - RSUs (Details) - RSUs - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Outstanding and nonvested at beginning (in shares)	4,989	6,628
Granted (in shares)	2,652	1,760
Vested (in shares)	(4,402)	(3,262)
Forfeited (in shares)	(358)	(137)
Outstanding and nonvested at ending (in shares)	2,881	4,989
Weighted Average Grant Date Fair Value
Outstanding and nonvested at beginning (in dollars per share)	$ 11.64	$ 17.56
Granted (in dollars per share)	2.10	1.20
Vested (in dollars per share)	11.27	18.15
Forfeited (in dollars per share)	7.43	9.09
Outstanding and nonvested at ending (in dollars per share)	$ 3.95	$ 11.64